Patent (Details) - Schedule of Gross Carrying Amount, Accumulate - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Graphite production, Acquisition cost	$ 6,474	$ 6,474
Graphite production, Accumulated amortization	(863)		$ (647)
Graphite production, Net carrying amount	5,611		5,827
Graphite production [Member]
Finite-Lived Intangible Assets [Line Items]
Graphite production, Acquisition cost	216
Graphite production, Accumulated amortization	(29)		(22)
Graphite production, Net carrying amount	187		194
Graphene Production [Member]
Finite-Lived Intangible Assets [Line Items]
Graphite production, Acquisition cost	6,258
Graphite production, Accumulated amortization	(834)		(625)
Graphite production, Net carrying amount	$ 5,424		$ 5,633